Supplement dated August 8, 2018, to the Prospectuses and Statements of Additional Information (SAIs) dated April 30, 2018
Product Name	Prospectus Form #/Date		SAI Form #/Date
	National	New York	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CD (4/18)	S-6595 CD (4/18)	S-6325 CD (4/18)	S-6343 CD (4/18)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CD (4/18)	S-6517 CD (4/18)	S-6325 CD (4/18)	S-6343 CD (4/18)
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CD (4/18)	140464 CD (4/18)	S-6325 CD (4/18)	S-6343 CD (4/18)
RiverSource ® Retirement Annuity Group Contract I	S-6611 CD (4/18)		S-6325 CD (4/18)
RiverSource ® Retirement Annuity Group Contract II	S-6612 CD (4/18)		S-6325 CD (4/18)
RiverSource ® Variable Universal Life 5/RiverSource® Variable Universal Life 5-Estate Series	S-6542 CD (4/18)	S-6543 CD (4/18)	S-6333 CD (4/18)	S-6337 CD (4/18)
This Supplement describes proposed changes to certain investment options offered under variable annuity contracts and variable life insurance policies (the “Contracts”) listed above. Please retain this Supplement with your prospectus for future reference.
The Board of Trustees of Columbia Funds Variable Insurance Trust II and its shareholders have approved a Plan of Liquidation of the Variable Portfolio – Eaton Vance Floating-Rate Income Fund including the Class 2 shares held by the variable account (the Fund) pursuant to which the Fund will be liquidated.
The Fund will be liquidated on or about August 17, 2018 (Liquidation Date). Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio — Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio — Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year. Surrenders of any value transferred to the Columbia Variable Portfolio — Government Money Market Fund can be done without a surrender charge up to 30 days after the liquidation.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-28 A (8/18)
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